CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Nov. 05, 2015 USD ($) item director $ / shares shares	Sep. 30, 2015 shares	Sep. 26, 2011 USD ($) $ / shares shares	Aug. 15, 2008 USD ($) $ / shares shares	Jul. 08, 2008 $ / shares shares	Sep. 30, 2011 USD ($) shares	Dec. 31, 2017	Dec. 31, 2015 USD ($)	Jul. 01, 2017 $ / shares	Jun. 22, 2017 $ / shares	Dec. 31, 2014 USD ($) shares
Movement of the convertible redeemable preferred shares
Repurchase of convertible redeemable preferred shares								$ (19,475)
Fair value | $ / shares	$ 3.84								$ 11.67	$ 11.67
Preferred stock, dividend rate (as a percent)							5.00%
Preferred Shares were converted to ordinary shares (in shares) | shares	0
Basis of redemption price per share (as a percent)							100.00%
Preferred shares repurchased (in shares) | shares		5,684,146
Cash consideration of preferred shares repurchased								30,749
Capital contribution from the Founders								2,000
Deemed dividends to convertible redeemable preferred shareholders	$ 763							763
Number of seats of Board of Directors remove and replace | director	2
Number of seats of Board of Directors | item	5
Redeemable Convertible Preferred Stock
Movement of the convertible redeemable preferred shares
Balance as of the beginning of the year								29,602
Accretion to redemption value of preferred shares								2,384
Repurchase of convertible redeemable preferred shares								(31,986)
Carrying value								29,602			$ 29,602
Dividends declared	$ 0
Series A convertible redeemable preferred shares
Movement of the convertible redeemable preferred shares
Balance as of the beginning of the year								2,435
Accretion to redemption value of preferred shares								269
Repurchase of convertible redeemable preferred shares								(2,704)
Shares authorized (in shares) | shares											7,500,000
Shares issued (in shares) | shares											929,412
Shares outstanding (in shares) | shares											929,412
Carrying value								2,435			$ 2,435
Liquidation value											$ 1,150
Convertible redeemable preferred shares issued (in shares) | shares				929,412	6,505,882
Fair value | $ / shares				$ 1.0759	$ 1.0759
Total cash consideration from issuance of convertible redeemable preferred shares				$ 8,000
Liquidation preference per share (as a percent)							115.00%
Threshold holding percentage of the outstanding shares (as a percent)							51.00%
Redemption return (as a percent)							15.00%
Preferred shares repurchased (in shares) | shares	929,412					6,505,882
Cash consideration of preferred shares repurchased	$ 3,250					$ 11,064
Deemed dividends to convertible redeemable preferred shareholders								546
Series B convertible redeemable preferred shares
Movement of the convertible redeemable preferred shares
Balance as of the beginning of the year								27,167
Accretion to redemption value of preferred shares								2,115
Repurchase of convertible redeemable preferred shares								(29,282)
Shares authorized (in shares) | shares											8,000,000
Shares issued (in shares) | shares											6,434,389
Shares outstanding (in shares) | shares											6,434,389
Carrying value								27,167			$ 27,167
Liquidation value											$ 30,000
Convertible redeemable preferred shares issued (in shares) | shares			6,434,389
Fair value | $ / shares			$ 3.1083
Total cash consideration from issuance of convertible redeemable preferred shares			$ 20,000
Cash consideration from issuance of convertible redeemable preferred shares excluding issuance costs			19,322
Issuance cost			$ 678
Liquidation preference per share (as a percent)							150.00%
Threshold holding percentage of the outstanding shares (as a percent)							51.00%
Redemption return (as a percent)							10.00%
Cash consideration of preferred shares repurchased	27,499
Capital contribution from the Founders	$ 2,000
Deemed dividends to convertible redeemable preferred shareholders								$ 217